Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Details of supplemental disclosures of cash flow and non-cash investing and financing information
The following table provides a reconciliation of cash and cash equivalents, restricted cash and funds deposited by counterparties reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the statements of cash flows.

	Year Ended December 31,
(In millions)	2019	2018	2017
Cash and cash equivalents	$345	$563	$770
Funds deposited by counterparties	32	33	37
Restricted cash	8	17	279
Cash and cash equivalents, funds deposited by counterparties and restricted cash shown in the statements of cash flows	$385	$613	$1,086
Detail of supplemental disclosures of cash flow and non-cash investing and financing information was:

	Year Ended December 31,
(In millions)	2019	2018	2017
Interest paid, net of amount capitalized	$372	$436	$543
Income taxes paid, net of refunds	8	9	9
Non-cash investing activities:
Additions to fixed assets for accrued capital expenditures	1	20	19